Rule 497(e)

File Nos. 333-79865

811-09371

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

of

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED

VARIABLE ANNUITY CONTRACT

SUPPLEMENT DATED FEBRUARY 28, 2011

TO THE PROSPECTUS DATED MAY 1, 2010

Annually updated prospectuses for the Contract will no longer be prepared or delivered. However, existing Contract owners will continue to receive other types of information in order to keep abreast of their investments and other activity arising under their Contracts. This information may include the following:

•                  current prospectuses, annual and semi-annual reports, and other periodic reports of the underlying Investment Options;

•                  confirmations of Contract owner transactions;

•                  audited financial statements of Southern Farm Bureau Life Insurance Company and Southern Farm Bureau Life Variable Account; and

•                  an annual statement of the number of units and values in each Contract owner’s account.

This Supplement must be accompanied by or read in conjunction with the current

Prospectus, dated May 1, 2010.  This Supplement should be retained for future reference.